Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of weighted-average Black-Scholes assumptions
Expected life	8 years	6 years	7 years	6 years	6 years	2 years
Risk free interest rate	2.14%	1.25%	2.12%	1.25%	1.31%	0.71%
Expected volatility	79.00%	79.00%	79.00%	79.00%	79.00%	80.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%